Mineral Properties and Interests (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Initial lease fee
Kiewit and surrounding claims	$ 3,700,000	$ 600,000
JJS property	250,000
Total	3,950,000	600,000
Less Accumulated amortization	(475,401)	(36,948)
Total	3,474,599	563,052
Asset retirement obligation
Kiewit Site	452,193	452,193
Kiewit Exploration	11,126	11,126
Cactus Mill		26,234
Total	463,319	489,553
Less accumulated amortization	(208,281)	(173,604)
Mineral properties after accumulated depletion	255,038	315,949
Total	$ 3,729,637	$ 879,001